Stockholder's Equity - Additional Information (Detail) - $ / shares	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 15, 2020
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares subject to redemption	14,654,852	14,108,010
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,595,148	3,141,990
Common stock, shares outstanding	2,595,148	3,141,990
Shares were subject to forfeiture	16,210,906
Common stock, threshold percentage on conversion of shares	20.00%	20.00%
Common shares subject to redemption	14,654,852
Common stock shares outstanding subject to possible redemption	17,250,000	3,141,990
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500